Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash for immediate withdrawal		$ 2,307	$ 3,289
Cash equivalents - short-term deposits	[1]	39,531	36,983
Cash and cash equivalents, net		$ 41,838	$ 40,272

[1]	The cash equivalents are short-term bank deposits denominated in USD and bear interest at an average annual rate of 1.7% and 2.05% as of December 31, 2019 and 2018, respectively.